Organization and Operations (Details) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 27, 2023	[1]	Dec. 31, 2022	Mar. 04, 2024	Jan. 26, 2024
Subsequent Event [Line Items]
Accumulated deficit	$ 80,456	$ 149,451		$ 149,451		$ 80,456
Working capital deficit	104,743	73,546		73,546		104,743			$ 6,934
Net loss	(1,287)	27,854	$ (5,825)	60,844	$ 5,881	54,738	$ 56,025		4,152
Net cash flows from operating activities				(42,170)	$ (7,322)	8,665			45,639
Cash and cash equivalents	$ 11,626	$ 9,339		$ 9,339		$ 11,626			$ 23,179
Redeemable Preferred Stock
Subsequent Event [Line Items]
Number of non-convertible redeemable preferred stock shares available (in shares)										25
Subsequent Event | Redeemable Preferred Stock
Subsequent Event [Line Items]
Number of non-convertible redeemable preferred stock shares available (in shares)										25
Senior Notes
Subsequent Event [Line Items]
Maximum aggregate principal amount											$ 25,773
Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Maximum aggregate principal amount											$ 25,773

[1]	The Merger occurred on December 27, 2023. As a result, net loss for the year ended December 31, 2023 was attributed to the pre-Merger period from January 1, 2023 through December 27, 2023 and to the post-Merger period from December 28, 2023 through December 31, 2023. During the pre-Merger period, net loss was attributable to LGM Enterprises, LLC and its noncontrolling interests. During the post-Merger period, net income was attributable to flyExclusive, Inc. and its noncontrolling interests and redeemable noncontrolling interest. Refer to the table below for the attribution of net income (loss) to controlling interests (LGM Enterprises, LLC for the pre-Merger period and flyExclusive, Inc. for the post-Merger period), noncontrolling interests, and redeemable noncontrolling interest during the pre-Merger and post-Merger periods.

(In thousands)	Controlling Interests	Noncontrolling Interests	Redeemable noncontrolling interest	Total
Net loss of LGM Enterprises, LLC attributed to the pre-Merger period from January 1, 2023 through December 27, 2023	$(47,134)	$(8,891)	$—	$(56,025)
Net income (loss) of flyExclusive, Inc. attributed to the post-Merger period from December 28, 2023 through December 31, 2023.	299	(92)	1,080	1,287
Total net income (loss) for the year ended December 31, 2023	$(46,835)	$(8,983)	$1,080	$(54,738)